Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Offline Marketing Services:
Total net revenues	¥ 49,176	$ 6,737	¥ 162,367	¥ 183,188
Cost of revenues	(15,596)	(2,137)	(68,942)	(70,537)
Gross profit	33,580	4,600	93,425	112,651
Operating expenses:
Selling and marketing expenses	(54,481)	(7,464)	(157,004)	(127,696)
General and administrative expenses	(53,101)	(7,275)	(44,666)	(64,708)
Research and development expenses	(11,890)	(1,629)	(11,267)	(19,799)
Impairment of long-lived assets	(4,048)	(555)	(1,515)	(19,743)
Total operating expenses	(123,520)	(16,923)	(214,452)	(231,946)
Loss from operations	(89,940)	(12,323)	(121,027)	(119,295)
Other income/(expenses):
Interest expenses, net	(999)	(137)	(143)	(174)
Foreign exchange gain/(loss)			(259)	444
Gain from equity method investments	532	73	181	26
Impairment of goodwill	(45,561)	(6,242)		(69,853)
Change in fair value of warrant liability	(57,066)	(7,818)	20,732	11,219
Other income, net	5,043	691	17,545	5,692
Loss before income taxes	(187,991)	(25,756)	(82,971)	(171,941)
Income tax benefit				5,451
Net loss	(187,991)	(25,756)	(82,971)	(166,490)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(689)	(94)	125	(1,008)
Total other comprehensive (loss) income	(689)	(94)	125	(1,008)
Total comprehensive loss	¥ (188,680)	$ (25,850)	¥ (82,846)	¥ (167,498)
Net loss attributable to the TokenCat Limited’s ordinary shareholders per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.36)	$ (0.05)	¥ (0.2)	¥ (0.52)
diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.36)	$ (0.05)	¥ (0.2)	¥ (0.52)
Weighted average number of ordinary shares
Basic (in Shares)	520,221,825	520,221,825	406,802,365	319,539,180
diluted (in Shares)	520,221,825	520,221,825	406,802,365	319,539,180
Share-based compensation expenses included in:
Selling and marketing expenses	¥ 4,343	$ 595	¥ 74	¥ 1,556
General and administrative expenses	19,150	2,624	7,720	4,868
Research and development expenses	4,901	671	1,752	3,858
Auto Shows
Offline Marketing Services:
Total net revenues	20,545	2,815	111,349	53,962
Special Promotion Events
Offline Marketing Services:
Total net revenues	224	31	3,166	1,609
Referral service for commercial bank
Offline Marketing Services:
Total net revenues			2,572	44,202
Online Marketing
Offline Marketing Services:
Total net revenues	8,222	1,126	23,411	50,757
Social CRM Cloud Services
Offline Marketing Services:
Total net revenues	9,026	1,237	8,282	11,760
Referral Service for Distribution Platform
Offline Marketing Services:
Total net revenues	7,667	1,050	9,457	9,684
Others
Offline Marketing Services:
Total net revenues	¥ 3,492	$ 478	¥ 4,130	¥ 11,214